Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Mar. 31, 2017	Dec. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	May 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Aug. 31, 2017	May 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Jan. 31, 2018	Oct. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	Dec. 31, 2025	Mar. 31, 2018	Dec. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	May 31, 2018	Feb. 28, 2017	Jun. 30, 2018	Mar. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Aug. 31, 2018	May 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jan. 31, 2019	Oct. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	May 31, 2019	Feb. 28, 2018	Jun. 30, 2019	Mar. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Aug. 31, 2019	May 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2020	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	May 31, 2020	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Aug. 31, 2020	May 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2020	Sep. 30, 2019	Jan. 31, 2021	Oct. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	May 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Mar. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Aug. 31, 2021	May 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2022	Oct. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	May 31, 2022	Feb. 28, 2021	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Aug. 31, 2022	May 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2023	Oct. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	May 31, 2023	Feb. 28, 2022	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000188490
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value	$ 10,000		$ 10,098		$ 10,237		$ 10,298		$ 10,511		$ 10,540		$ 10,756		$ 11,004		$ 11,338		$ 11,462		$ 12,117		$ 11,669			$ 11,371		$ 11,412		$ 11,684		$ 11,754		$ 12,189		$ 12,582		$ 12,651		$ 11,786		$ 12,023		$ 10,978		$ 11,857		$ 12,235		$ 12,472		$ 12,974		$ 12,147		$ 13,001		$ 13,189		$ 12,975		$ 13,216		$ 13,500		$ 13,987		$ 14,404		$ 14,396		$ 13,208		$ 11,568		$ 13,044		$ 13,664		$ 13,931		$ 14,716		$ 15,771		$ 15,169		$ 14,763		$ 16,378		$ 17,004		$ 16,829		$ 17,293		$ 18,047		$ 19,006		$ 19,136		$ 19,578		$ 20,040		$ 20,646		$ 19,683		$ 21,058		$ 20,908		$ 21,840		$ 20,705		$ 20,082		$ 20,824		$ 19,003		$ 19,037		$ 17,462		$ 19,070		$ 18,289		$ 16,602		$ 17,945		$ 18,945		$ 17,849		$ 18,968		$ 18,503		$ 19,179		$ 19,476		$ 19,555		$ 20,842		$ 21,508		$ 21,164		$ 20,151		$ 19,724		$ 21,523		$ 22,497		$ 22,871		$ 24,089		$ 24,859		$ 23,841		$ 25,019		$ 25,912		$ 26,222		$ 26,853		$ 27,422		$ 27,167		$ 28,758		$ 28,066		$ 28,840		$ 28,460		$ 26,850		$ 26,660		$ 28,328		$ 29,764		$ 30,427		$ 31,037		$ 32,164		$ 32,910		$ 32,985		$ 33,000
C000016413
Account Value [Line Items]
Line Graph and Table Measure Name																									Class S
Accumulated Value		$ 10,000		$ 9,499		$ 9,483		$ 10,123		$ 10,160		$ 10,339		$ 10,363		$ 10,742		$ 10,754		$ 10,753		$ 10,555		$ 10,942			$ 11,155		$ 11,363		$ 11,811		$ 11,819		$ 11,935		$ 12,101		$ 12,173		$ 12,421		$ 12,456		$ 12,710		$ 13,003		$ 13,398		$ 13,544		$ 14,317		$ 13,788		$ 13,434		$ 13,482		$ 13,803		$ 13,886		$ 14,397		$ 14,861		$ 14,943		$ 13,919		$ 14,199		$ 12,965		$ 14,002		$ 14,448		$ 14,727		$ 15,320		$ 14,343		$ 15,350		$ 15,571		$ 15,319		$ 15,602		$ 15,936		$ 16,511		$ 17,003		$ 16,992		$ 15,589		$ 13,652		$ 15,394		$ 16,125		$ 16,440		$ 17,365		$ 18,610		$ 17,898		$ 17,420		$ 19,324		$ 20,061		$ 19,853		$ 20,400		$ 21,289		$ 22,419		$ 22,571		$ 23,093		$ 23,636		$ 24,351		$ 23,213		$ 24,833		$ 24,656		$ 25,753		$ 24,414		$ 23,678		$ 24,553		$ 22,404		$ 22,443		$ 20,586		$ 22,481		$ 21,559		$ 19,570		$ 21,151		$ 22,330		$ 21,037		$ 22,355		$ 21,806		$ 22,602		$ 22,951		$ 23,042		$ 24,558		$ 25,342		$ 24,936		$ 23,741		$ 23,238		$ 25,355		$ 26,503		$ 26,943		$ 28,375		$ 29,281		$ 28,081		$ 29,466		$ 30,517		$ 30,881		$ 31,623		$ 32,292	$ 31,992	$ 33,862	$ 33,045	$ 33,954	$ 33,505	$ 31,610	$ 31,383	$ 33,347	$ 35,037	$ 35,814	$ 36,531	$ 37,857	$ 38,733	$ 38,819	$ 38,834
C000016414
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		1,000,000		949,900		948,376		1,012,434		1,016,164		1,034,145		1,036,613		1,074,516		1,075,771		1,075,625		1,055,889		1,094,731			1,116,031		1,136,912		1,181,755		1,182,674		1,194,357		1,210,948		1,218,237		1,243,124		1,246,625		1,272,108		1,301,496		1,341,045		1,355,737		1,433,146		1,380,169		1,344,822		1,349,752		1,381,977		1,390,215		1,441,547		1,488,083		1,496,256		1,393,849		1,421,938		1,298,337		1,402,252		1,447,001		1,475,003		1,534,419		1,436,623		1,537,652		1,559,767		1,534,615		1,563,063		1,596,536		1,654,254		1,703,547		1,702,601		1,562,071		1,368,063		1,542,647		1,616,024		1,647,626		1,740,414		1,865,268		1,794,031		1,746,053		1,937,063		2,011,085		1,990,273		2,045,178		2,134,336		2,247,785		2,263,108		2,315,529		2,370,130		2,441,793		2,327,756		2,490,449		2,472,800		2,582,920		2,448,681		2,375,097		2,462,859		2,247,491		2,251,369		2,065,291		2,255,320		2,162,943		1,963,501		2,122,231		2,240,694		2,110,949		2,243,402		2,188,294		2,268,253		2,303,324		2,312,751		2,464,991		2,543,746		2,503,112		2,383,301		2,332,840		2,545,477		2,660,765		2,704,988		2,849,065		2,940,037		2,819,633		2,959,048		3,064,615		3,101,301		3,175,926		3,243,210	3,213,055	3,401,161	3,319,323	3,410,890	3,365,946	3,175,583	3,153,056	3,350,320	3,520,237	3,598,751	3,670,722	3,804,016	3,892,447	3,901,333	3,902,793
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,012		$ 10,114		$ 10,257		$ 10,321		$ 10,533		$ 10,565		$ 10,783		$ 11,035		$ 11,373		$ 11,500		$ 12,158		$ 11,710			$ 11,412		$ 11,456		$ 11,732		$ 11,804		$ 12,244		$ 12,643		$ 12,715		$ 11,846		$ 12,087		$ 10,996		$ 11,877		$ 12,258		$ 12,496		$ 13,002		$ 12,176		$ 13,034		$ 13,221		$ 13,012		$ 13,255		$ 13,543		$ 14,034		$ 14,458		$ 14,452		$ 13,262		$ 11,624		$ 13,114		$ 13,739		$ 14,012		$ 14,802		$ 15,866		$ 15,264		$ 14,858		$ 16,484		$ 17,118		$ 16,945		$ 17,412		$ 18,175		$ 19,145		$ 19,278		$ 19,728		$ 20,197		$ 20,811		$ 19,843		$ 21,234		$ 21,086		$ 22,031		$ 20,891		$ 20,266		$ 21,018		$ 19,185		$ 19,221		$ 17,634		$ 19,260		$ 18,475		$ 16,773		$ 18,131		$ 19,144		$ 18,041		$ 19,175		$ 18,707		$ 19,394		$ 19,697		$ 19,782		$ 21,089		$ 21,767		$ 21,420		$ 20,399		$ 19,970		$ 21,794		$ 22,784		$ 23,167		$ 24,404		$ 25,189		$ 24,160		$ 25,358		$ 26,268		$ 26,588		$ 27,233		$ 27,814		$ 27,562		$ 29,180		$ 28,485		$ 29,278		$ 28,896		$ 27,268		$ 27,083		$ 28,787		$ 30,251		$ 30,930		$ 31,557		$ 32,709		$ 33,475		$ 33,557		$ 33,578
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,556		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,957		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,917		22,845		21,913		19,895		21,506		22,708		21,400		22,744		22,189		23,004		23,363		23,464		25,015		25,819		25,407		24,196		23,687		25,851		27,025		27,479		28,946		29,878		28,657		30,078		31,158		31,537		32,302		32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		$ 1,000,000		$ 950,376		$ 949,094		$ 1,013,479		$ 1,017,408		$ 1,035,679		$ 1,038,363		$ 1,076,646		$ 1,078,158		$ 1,078,362		$ 1,058,691		$ 1,097,900			$ 1,119,601		$ 1,140,836		$ 1,186,134		$ 1,187,518		$ 1,199,714		$ 1,216,597		$ 1,224,190		$ 1,249,363		$ 1,253,188		$ 1,279,039		$ 1,308,886		$ 1,349,029		$ 1,364,028		$ 1,442,124		$ 1,388,971		$ 1,353,673		$ 1,358,867		$ 1,391,591		$ 1,400,156		$ 1,452,261		$ 1,499,583		$ 1,508,119		$ 1,405,039		$ 1,433,671		$ 1,304,224		$ 1,408,739		$ 1,453,971		$ 1,482,224		$ 1,542,239		$ 1,444,233		$ 1,546,017		$ 1,568,237		$ 1,543,396		$ 1,572,274		$ 1,606,329		$ 1,664,637		$ 1,714,879		$ 1,714,207		$ 1,573,095		$ 1,378,798		$ 1,555,551		$ 1,629,639		$ 1,662,048		$ 1,755,763		$ 1,881,968		$ 1,810,459		$ 1,762,312		$ 1,955,222		$ 2,030,397		$ 2,009,899		$ 2,065,322		$ 2,155,774		$ 2,270,825		$ 2,286,685		$ 2,340,067		$ 2,395,655		$ 2,468,496		$ 2,353,687		$ 2,518,591		$ 2,501,140		$ 2,613,231		$ 2,478,004		$ 2,403,809		$ 2,493,061		$ 2,275,662		$ 2,279,837		$ 2,091,651		$ 2,284,511		$ 2,191,344		$ 1,989,524		$ 2,150,599		$ 2,270,783		$ 2,139,953		$ 2,274,415		$ 2,218,922		$ 2,300,388		$ 2,336,293		$ 2,346,448		$ 2,501,490		$ 2,581,850		$ 2,540,743		$ 2,419,606		$ 2,368,730		$ 2,585,055		$ 2,702,496		$ 2,747,909		$ 2,894,635		$ 2,987,769		$ 2,865,735		$ 3,007,832		$ 3,115,759		$ 3,153,685		$ 3,230,183		$ 3,299,170	$ 3,269,251	$ 3,461,160	$ 3,378,652	$ 3,472,739	$ 3,427,426	$ 3,234,310	$ 3,212,378	$ 3,414,580	$ 3,588,220	$ 3,668,750	$ 3,743,121	$ 3,879,745	$ 3,970,584	$ 3,980,316	$ 3,982,753